Incentive Compensation and Benefit Plans (Details) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended	12 Months Ended
	Jan. 21, 2019	Dec. 21, 2018	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 12, 2018
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution, percent of match				100.00%
Employer matching, maximum annual employee salary, matched				5.00%
Employee service requirements for plan participation				3 months
Employee age requirements for plan participation				21 years
Contributions by employer				$ 5.0	$ 4.0
Partially compensated plan participants				$ 1.2
Restricted Stock
Defined Contribution Plan Disclosure [Line Items]
Award vesting period		3 years
Restricted Stock Units (RSUs)
Defined Contribution Plan Disclosure [Line Items]
Award vesting period		3 years
Restricted Stock Units (RSUs) | Non-employee Director
Defined Contribution Plan Disclosure [Line Items]
Grants in period (in shares)		86,535
Class A common stock | Restricted Stock
Defined Contribution Plan Disclosure [Line Items]
Grants in period (in shares)	1,299	736,839
Grants in period, weighted average grant date fair value (in dollars per share)	$ 13.50	$ 13.45
Share-based compensation expense		$ 0.2	$ 1.5
Unearned deferred compensation expense		$ 9.8	$ 8.3
Unearned deferred compensation expense, weighted average period		2 years	2 years
Award vesting period	3 years
Class A common stock | Restricted Stock Units (RSUs) | Non-employee Director
Defined Contribution Plan Disclosure [Line Items]
Grants in period (in shares)		86,535
Shares settled in common shares		57,690
Shares settled in cash upon vesting		28,845
2018 Equity Plan | Class A common stock
Defined Contribution Plan Disclosure [Line Items]
Shares reserved for future issuance (in shares)						3,333,333